CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Summary of Cash And Cash Equivalents

In thousands of euro	2021	2020
Cash at bank	607,606	67,080
Short-term highly liquid investments	188,257	—
Total	795,863	67,080